UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21749

                                                 CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

                                     Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

                             Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Shares		Value
Common Stock — 96.9%
Consumer Discretionary — 20.1%
Automobiles & Components — 2.5%
219,633	Drew Industries, Inc.[1]	$11,904,109
276,700	Winnebago Industries, Inc.[1]	7,578,813

		19,482,922

Consumer Durables & Apparel — 4.3%
263,100	Brunswick Corp.	11,915,799
163,250	Ryland Group Inc. The	6,518,572
558,110	Vera Bradley, Inc.[1,2]	15,063,389

		33,497,760

Hotels, Restaurants & Leisure — 7.0%
612,600	Krispy Kreme Doughnuts, Inc.[1]	10,861,398
348,312	Multimedia Games Holding Co. Inc.[1]	10,114,980
1,546,400	Regis Corp.	21,185,680
181,650	Vail Resorts, Inc.	12,661,005

		54,823,063

Media — 1.0%
265,900	World Wrestling Entertainment, Inc.[2]	7,679,192

Retailing — 5.3%
325,164	Children’s Place Retail Stores, Inc. (The)[1]	16,196,419
329,050	DSW, Inc. — Class A	11,799,733
286,700	Vitamin Shoppe, Inc.[1]	13,623,984

		41,620,136

Total Consumer Discretionary		157,103,073

Consumer Staples — 1.6%
Food & Drug Retailing — 1.6%
204,553	Susser Holdings Corp.[1,2]	12,778,426

Total Consumer Staples		12,778,426

Energy — 1.6%
294,800	Oasis Petroleum, Inc.[1]	12,302,004

Total Energy		12,302,004

Financials — 21.6%
Banks — 11.5%
262,750	Bank of Hawaii Corp.	15,925,278
725,250	Boston Private Financial Holdings, Inc.	9,812,632
620,950	First Midwest Bancorp, Inc.	10,605,826
393,019	Fulton Financial Corp.	4,944,179
206,200	Hancock Holding Co.	7,557,230
467,300	Investors Bancorp, Inc.	12,916,172
259,775	UMB Financial Corp.	16,807,443
464,900	Union First Market Bankshares Corp.	11,817,758

		90,386,518

Diversified Financials — 2.5%
206,890	Evercore Partners, Inc. — Class A	11,430,672

Shares		Value
Financials — (continued)
Diversified Financials — (continued)
300,300	PHH Corp.[1]	$7,759,752

		19,190,424

Insurance — 3.7%
322,100	Fidelity & Guaranty Life[1]	7,601,560
263,115	Selective Insurance Group, Inc.	6,135,842
788,250	Symetra Financial Corp.	15,623,115

		29,360,517

Real Estate — 3.9%
429,475	Chesapeake Lodging Trust	11,050,392
348,109	Geo Group, Inc. (The)	11,223,034
206,600	Potlatch Corp.	7,993,354

		30,266,780

Total Financials		169,204,239

Health Care — 10.3%
Health Care Equipment & Services — 8.0%
385,900	CONMED Corp.	16,767,355
58,650	Cooper Cos., Inc. (The)	8,056,164
302,200	Premier, Inc. — Class A1	9,957,490
347,050	STERIS Corp.	16,571,637
348,200	VCA Antech, Inc.[1]	11,222,486

		62,575,132

Pharmaceuticals & Biotechnology — 2.3%
779,850	Bruker Corp.[1]	17,772,782

Total Health Care		80,347,914

Industrials — 19.3%
Capital Goods — 8.3%
61,000	Acuity Brands, Inc.	8,086,770
302,571	Barnes Group, Inc.	11,639,906
191,882	CIRCOR International, Inc.	14,070,707
374,300	John Bean Technologies Corp.	11,565,870
231,925	Norcraft COS Inc.[1]	3,926,490
131,771	RBC Bearings, Inc.[1]	8,393,813
131,900	Watts Water Technologies, Inc.[1]	7,741,211

		65,424,767

Commercial Services & Supplies — 9.7%
184,715	G & K Services, Inc. — Class A	11,299,017
292,113	HNI Corp.	10,679,651
754,100	Interface, Inc.	15,496,755
591,000	Kforce, Inc.	12,600,120
298,902	McGrath RentCorp	10,449,614
300,450	Mobile Mini, Inc.	13,027,512
89,000	Paylocity Corp.[1]	2,140,450

		75,693,119

Transportation — 1.3%
455,100	Wesco Aircraft Holdings, Inc.[1]	10,016,751

Total Industrials		151,134,637

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Shares		Value
Information Technology — 10.4%
Semiconductors & Semiconductor Components — 4.4%
961,100	Atmel Corp.[1]	$8,034,796
913,837	Fairchild Semiconductor International, Inc.[1]	12,601,812
680,800	Teradyne, Inc.[1,2]	13,541,112

		34,177,720

Software & Services — 4.4%
89,000	Amber Road, Inc.[1,2]	1,370,600
705,750	Brightcove, Inc.[1]	6,937,523
271,225	Fair Isaac Corp	15,004,167
89,000	Q2 Holdings, Inc.[1]	1,382,170
582,800	Sapient Corp.[1]	9,942,568

		34,637,028

Technology Hardware & Equipment — 1.6%
4,544,500	Quantum Corp.[1]	5,544,290
431,250	Super Micro Computer, Inc.[1]	7,490,812

		13,035,102

Total Information Technology		81,849,850

Materials — 8.6%
1,131,100	Headwaters, Inc.[1]	14,941,831

273,650	Boise Cascade Co.[1]	7,837,336
564,354	Calgon Carbon Corp.[1]	12,319,848
1,155,200	Ferro Corp.[1]	15,780,032
498,822	OM Group, Inc.[1]	16,570,867
		67,449,914

Utilities — 3.4%
292,800	NorthWestern Corp.	13,887,504
240,350	Southwest Gas Corp.	12,846,708
Total Utilities		26,734,212

Total Common Stock (Cost $575,804,608)		758,904,269

Short-Term Investments — 2.3%
9,124,176	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.05%[3]	9,124,176
8,818,408	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[3]	8,818,408

Total Short-Term Investments (Cost $17,942,584)		17,942,584

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.2% (Cost $593,747,192)		776,846,853

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 5.0%
Repurchase Agreement — 4.9%
$9,276,346	With Citigroup: at 0.09%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $9,276,369 (collateralized by Federal National Mortgage Association, par values ranging from $25 - $2,638,935, coupon rates ranging from 0.00% -10.625%, 04/03/14 - 05/15/39; total market value $9,461,873)	$9,276,346
891,740	With Credit Agricole: at 0.05%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $891,741 (collateralized by Federal National Mortgage Association, par values ranging from $42,447 - $192,456, coupon rates ranging from 0.625% - 7.875%, 04/15/14 - 11/15/42; total market value $909,602)	891,740
9,276,346	With HSBC: at 0.08%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $9,276,366 (collateralized by Federal National Mortgage Association, par values ranging from $621,391 - $2,228,821, coupon rates ranging from 2.50% - 3.00%, 06/01/22 - 05/01/43; total market value $9,461,956)	9,276,346
9,276,346	With JP Morgan: at 0.09%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $9,276,369 (collateralized by Federal National Mortgage Association, par values ranging from $51,132 - $277,307, coupon rates ranging from 1.254% - 6.072%, 04/01/18-09/01/48; total market value $9,461,923)	9,276,346
9,276,346	With RBS: at 0.08%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $9,276,366 (collateralized by Federal National Mortgage Association, par values ranging from $37 - $2,447,564, coupon rates ranging from 0.375% - 6.75%, 04/23/14-07/15/32; total market value $9,461,897)	9,276,346

Total Repurchase Agreement		37,997,124

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2014 (Unaudited)

Principal		Value
Time Deposits — 0.1%
1,061,000	Skandinaviska Time Deposit, 0.02%, 04/01/14[3]	$1,061,000

Total Time Deposits		1,061,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $39,058,124)		39,058,124

Total Investments — 104.2% (Cost $632,805,316)[4]		815,904,977	[5]
Liabilities in Excess of Other Assets — (4.2%)		(32,925,444)

Total Net Assets — 100.0%		$782,979,533

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$758,904,269	$758,904,269	—	—
Short-Term Investments	17,942,584	17,942,584	—	—
Short-Term Investments Held as Collateral for Loaned Securities	39,058,124	—	$39,058,124	—

Total	$815,904,977	$776,846,853	$39,058,124	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]	The cost for Federal income tax purposes was $636,831,173. At March 31, 2014, net unrealized appreciation was $179,073,804. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $191,613,027, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $12,539,223.
[5]	At March 31, 2014, the market value of securities on loan for the CRM Small Cap Value Fund was $38,098,212. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Shares		Value
Common Stock — 97.5%
Consumer Discretionary — 19.1%
Automobiles & Components — 1.5%
675,100	Cooper Tire & Rubber Co.	$16,404,930

Consumer Durables & Apparel — 5.3%
225,211	PVH Corp.	28,099,576
490,420	Steven Madden Ltd.[1]	17,645,312
393,450	Toll Brothers, Inc.[1]	14,124,855

		59,869,743

Hotels, Restaurants & Leisure — 5.4%
753,950	Burger King Worldwide, Inc.[2]	20,017,372
479,100	Six Flags Entertainment Corp.	19,235,865
315,625	Vail Resorts, Inc.	21,999,063

		61,252,300

Media — 3.8%
188,600	CBS Outdoor Americas, Inc.[1]	5,516,550
1,123,700	Interpublic Group of Cos., Inc. (The)	19,260,218
225,500	Tribune Co.[1]	17,961,075

		42,737,843

Retailing — 3.1%
509,326	Ann, Inc.[1]	21,126,843
396,000	DSW, Inc. — Class A	14,200,560

		35,327,403

Total Consumer Discretionary		215,592,219

Consumer Staples — 1.4%
416,293	Hillshire Brands Co.	15,511,077

Total Consumer Staples		15,511,077

Energy — 6.1%
232,400	Oceaneering International, Inc.	16,700,264
625,200	QEP Resources, Inc.	18,405,888
298,250	SemGroup Corp. — Class A	19,589,060
200,350	Whiting Petroleum Corp.[1]	13,902,287

Total Energy		68,597,499

Financials — 17.5%
Banks — 10.3%
501,750	BankUnited, Inc.	17,445,848
1,733,300	First Horizon National Corp.	21,388,922
303,000	Hancock Holding Co.	11,104,950
1,369,050	KeyCorp	19,495,272
1,933,750	TFS Financial Corp.[1]	24,036,512
1,243,720	Umpqua Holdings Corp.[2]	23,182,941

		116,654,445

Diversified Financials — 2.6%
366,213	Lazard Ltd.	17,244,970
219,200	Raymond James Financial, Inc.	12,259,856

		29,504,826

Insurance — 1.5%
284,200	American Financial Group, Inc.	16,401,182

Shares		Value
Financials — (continued)
Real Estate — 3.1%
668,300	Douglas Emmett, Inc.	$18,137,662
362,850	Rayonier, Inc.	16,658,443

		34,796,105

Total Financials		197,356,558

Health Care — 6.7%
Health Care Equipment & Services — 1.4%
114,100	Cooper Cos., Inc. (The)	15,672,776

Pharmaceuticals & Biotechnology — 5.3%
522,810	Hospira, Inc.[1]	22,611,533
1,049,775	QIAGEN N.V.[1,2]	22,139,755
185,025	Techne Corp.	15,795,584

		60,546,872

Total Health Care		76,219,648

Industrials — 21.2%
Capital Goods — 18.2%
197,050	B/E Aerospace, Inc.[1]	17,101,970
357,550	Crane Co.	25,439,682
1,569,880	Exelis, Inc.	29,843,419
427,600	ITT Corp.	18,284,176
164,665	Lincoln Electric Holdings, Inc.	11,857,527
239,085	MSC Industrial Direct Co., Inc. — Class A	20,685,634
244,650	Pall Corp.	21,888,836
204,540	Snap-On, Inc.	23,211,199
372,168	Timken Co. (The)	21,876,035
362,925	Woodward, Inc.	15,072,275

		205,260,753

Commercial Services & Supplies — 1.2%
141,200	Dun & Bradstreet Corp. (The)	14,028,220

Trading Companies & Distributors — 1.8%
243,987	WESCO International, Inc.[1,2]	20,304,598

Total Industrials		239,593,571

Information Technology — 12.7%
Semiconductors & Semiconductor Components — 2.4%
775,668	LSI Corp.[1]	8,586,645
948,550	Teradyne, Inc.[2]	18,866,659

		27,453,304

Software & Services — 8.8%
662,300	Broadridge Financial Solutions, Inc.	24,597,822
327,950	IAC/InterActiveCorp.	23,412,350
554,530	PTC, Inc.[1]	19,646,998
290,695	Synopsys, Inc.[1]	11,165,595
438,550	Verint Systems, Inc.[1]	20,581,152

		99,403,917

Technology Hardware & Equipment — 1.5%
357,840	Avnet, Inc.	16,650,295

Total Information Technology		143,507,516

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Shares		Value
Materials — 7.8%
172,275	Airgas, Inc.	$18,349,010
330,250	FMC Corp.	25,283,940
893,500	Huntsman Corp.[2]	21,819,270
555,100	RPM International, Inc.	23,225,384

Total Materials		88,677,604

Utilities — 5.0%
574,300	American Water Works Co., Inc.	26,073,220
563,500	MDU Resources Group, Inc.	19,333,685
302,400	UIL Holdings Corp.	11,131,344

Total Utilities		56,538,249

Total Common Stock (Cost $878,292,781)		1,101,593,941

Short-Term Investments — 3.1%
20,692,724	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.05%[3]	20,692,724
14,588,084	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[3]	14,588,084
Total Short-Term Investments (Cost $35,280,808)		35,280,808

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.6% (Cost $913,573,589)		1,136,874,749

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 5.3%
Repurchase Agreement — 5.2%
$14,260,967	With Citigroup: at 0.09%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $14,261,002 (collateralized by U.S. Treasury Notes, par values ranging from $39 - $4,056,960, coupon rates ranging from 0.00% - 8.88%, 04/10/14-02/15/41; total market value $14,546,187)	$14,260,967
1,420,030	With Credit Agricole: at 0.05%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $1,420,032 (collateralized by U.S. Treasury Notes, par values ranging from $67,593 - $306,472, coupon rates ranging from 0.63% - 7.88%, 04/15/14-11/15/42; total market value $1,448,474)	1,420,030

Principal		Value
Repurchase Agreement — (continued)
$14,260,967	With HSBC: at 0.08%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $14,260,998 (collateralized by Federal National Mortgage Association, par values ranging from $955,295 - $3,426,473, coupon rates ranging from 2.50% - 4.50%, 06/01/22 - 05/01/43; total market value $14,546,314)	$14,260,967
14,260,967	With RBS: at 0.08%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $14,260,998 (collateralized by Federal National Mortgage Association, par values ranging from $57 - $3,762,756, coupon rates ranging from 0.38% - 6.75%, 04/23/14-07/15/32; total market value $14,546,223)	14,260,967
14,260,967	With TD Securities: at 0.07%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $14,260,994 (collateralized by Federal National Mortgage Association, par values ranging from $62,748 - $4,006,712, coupon rates ranging from 2.50% - 5.50%, 12/01/20 - 12/01/43; total market value $14,546,186)	14,260,967

Total Repurchase Agreement		58,463,898

Time Deposits — 0.1%
1,582,000	Skandinaviska Time Deposit, 0.02%, 04/01/14[3]	1,582,000

Total Time Deposits		1,582,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $60,045,898)		60,045,898

Total Investments — 105.9% (Cost $973,619,487)[4]		1,196,920,647	[5]
Liabilities in Excess of Other Assets — (5.9%)		(66,529,574)

Total Net Assets — 100.0%		$1,130,391,073

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2014 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$1,101,593,941	$1,101,593,941	—	—
Short-Term Investments	35,280,808	35,280,808	—	—
Short-Term Investments Held as Collateral for Loaned Securities	60,045,898	—	$60,045,898	—

Total	$1,196,920,647	$1,136,874,749	$60,045,898	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]	The cost for Federal income tax purposes was $978,716,595. At March 31, 2014, net unrealized appreciation was $218,204,052. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $226,315,658, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $8,111,606.
[5]	At March 31, 2014, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $58,544,449. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Shares		Value
Common Stock — 98.3%
Consumer Discretionary — 15.2%
Automobiles & Components — 1.7%
661,623	Harley-Davidson, Inc.	$44,070,708

Consumer Durables & Apparel — 6.6%
360,186	Mohawk Industries, Inc.[1]	48,978,092
1,807,201	Newell Rubbermaid, Inc.	54,035,310
515,897	PVH Corp.	64,368,469

		167,381,871

Hotels, Restaurants & Leisure — 1.0%
327,245	Starwood Hotels & Resorts Worldwide, Inc.	26,048,702

Media — 1.9%
2,756,800	Interpublic Group of Cos., Inc. (The)	47,251,552

Retailing — 4.0%
1,037,000	Gap, Inc. (The)	41,542,220
1,011,750	Macy’s, Inc.	59,986,657

		101,528,877

Total Consumer Discretionary		386,281,710

Consumer Staples — 2.5%
Food & Drug Retailing — 1.5%
1,043,500	Safeway, Inc.	38,546,890

Food, Beverage & Tobacco — 1.0%
238,004	Hershey Co. (The)	24,847,618

Total Consumer Staples		63,394,508

Energy — 8.4%
2,110,608	Cameco Corp.[1,2]	48,332,923
412,450	Cameron International Corp.[1]	25,477,037
567,012	Oceaneering International, Inc.	40,745,482
1,583,450	QEP Resources, Inc.	46,616,768
1,522,900	Weatherford International Ltd.[1]	26,437,544
389,550	Whiting Petroleum Corp.[1]	27,030,875

Total Energy		214,640,629

Financials — 19.3%
Banks — 7.0%
3,008,250	KeyCorp.	42,837,480
5,286,800	Regions Financial Corp.	58,736,348
1,905,435	SunTrust Banks, Inc.	75,817,259

		177,391,087

Diversified Financials — 5.4%
1,186,250	Invesco Ltd.	43,891,250
491,150	Raymond James Financial, Inc.	27,470,020
945,350	State Street Corp.	65,749,092

		137,110,362

Insurance — 5.1%
1,661,050	Hartford Financial Services Group, Inc.	58,585,233

Shares		Value
Financials — (continued)
Insurance — (continued)
685,700	Lincoln National Corp.	$34,744,419
1,043,700	Unum Group	36,853,047

		130,182,699

Real Estate — 1.8%
1,604,000	Weyerhaeuser Co.	47,077,400

Total Financials		491,761,548

Health Care — 12.5%
Health Care Equipment & Services — 5.7%
368,350	Cardinal Health, Inc.	25,777,133
1,206,278	CareFusion Corp.[1]	48,516,501
310,850	Cigna Corp.	26,027,471
676,877	St. Jude Medical, Inc.	44,260,987

		144,582,092

Pharmaceuticals & Biotechnology — 6.8%
722,059	Agilent Technologies, Inc.	40,377,539
1,100,044	Hospira, Inc.[1]	47,576,903
273,825	Waters Corp.[1]	29,685,368
1,977,100	Zoetis, Inc.	57,217,274

		174,857,084

Total Health Care		319,439,176

Industrials — 13.9%
Capital Goods — 6.9%
419,975	Dover Corp.	34,332,957
564,283	MSC Industrial Direct Co., Inc. — Class A	48,821,765
530,600	Pall Corp.	47,472,782
578,965	Pentair Ltd.	45,935,083

		176,562,587

Commercial Services & Supplies — 5.6%
329,030	Dun & Bradstreet Corp. (The)[2]	32,689,130
922,500	Nielsen Holdings N.V.	41,171,175
1,600,500	Tyco International Ltd.	67,861,200

		141,721,505

Transportation — 1.4%
1,286,750	Hertz Global Holdings, Inc.[1]	34,279,020

Total Industrials		352,563,112

Information Technology — 11.2%
Semiconductors & Semiconductor Components — 2.8%
470,650	Analog Devices, Inc.	25,010,341
1,254,700	LSI Corp.[1]	13,889,529
673,900	Microchip Technology, Inc.[2]	32,185,464

		71,085,334

Software & Services — 8.4%
467,125	Citrix Systems, Inc.[1]	26,826,989
740,361	IAC/InterActiveCorp.	52,854,372
1,150,404	PTC, Inc.[1]	40,758,814

See accompanying notes.	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Shares		Value
Information Technology — (continued)
Software & Services — (continued)
641,050	Synopsys, Inc.[1]	$24,622,730
1,414,927	Teradata Corp.[1]	69,600,259

		214,663,164

Total Information Technology		285,748,498

Materials — 8.1%
363,100	Airgas, Inc.	38,673,781
1,165,750	Crown Holdings, Inc.[1]	52,155,655
824,900	FMC Corp.	63,154,344
2,178,550	Huntsman Corp.	53,200,191

Total Materials		207,183,971

Utilities — 7.2%
1,135,193	American Water Works Co., Inc.	51,537,762
1,089,337	NiSource, Inc.	38,704,144
1,004,101	Northeast Utilities	45,686,595
1,976,515	Questar Corp.	47,001,527

Total Utilities		182,930,028

Total Common Stock (Cost $1,939,369,403)		2,503,943,180

Short-Term Investments — 1.9%
23,894,367	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.05%[3]	23,894,367
25,488,863	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[3]	25,488,863

Total Short-Term Investments (Cost $49,383,230)		49,383,230

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.2% (Cost $1,988,752,633)		2,553,326,410

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 3.0%
Repurchase Agreement — 2.9%
$906,263	With Citibank: at 0.09%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $906,265 (collateralized by Federal National Mortgage Association, par values ranging from $52 - $429,498, coupon rates ranging from 1.82% - 7.00%, 08/01/17 - 11/15/2048; total market value $924,388)	$906,263

Principal		Value
Repurchase Agreement — (continued)
$18,184,324	With Citigroup: at 0.09%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $18,184,369 (collateralized by U.S. Treasury Notes, par values ranging from $49 - $5,173,076, coupon rates ranging from 0.00% - 10.63%, 04/03/14 - 05/15/39; total market value $18,548,011)	$18,184,324
18,184,324	With HSBC: at 0.08%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $18,184,364 (collateralized by Federal National Mortgage Association, par values ranging from $1,218,107 - $4,369,135, coupon rates ranging from 2.50% - 4.50%, 06/01/22 - 05/01/43; total market value $18,548,174)	18,184,324
18,184,324	With JP Morgan: at 0.09%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $18,184,369 (collateralized by Federal National Mortgage Association, par values ranging from $100,233 - $542,248, coupon rates ranging from 1.23% - 6.32%, 12/01/16 - 10/01/47; total market value $18,548,108)	18,184,324
2,922,669	With RBC: at 0.04%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $2,922,672 (collateralized by U.S. Treasury Notes, par values ranging from $58 - $519,307, coupon rates ranging from 0.00% - 8.78%, 04/15/14 - 02/15/44; total market value $2,981,123)	2,922,669
16,322,345	With RBS: at 0.08%, dated 03/31/14, to be repurchased on 04/01/14, repurchase price $16,322,381 (collateralized by Federal National Mortgage Association, par values ranging from $65 - $4,251,481, coupon rates ranging from 0.38% - 6.75%, 04/23/14 - 07/15/32; total market value $16,648,834)	16,322,345

Total Repurchase Agreement		74,704,249

See accompanying notes.	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2014 (Unaudited)

Principal		Value
Time Deposits — 0.1%
1,861,000	Skandinaviska Time Deposit, 0.02%, 04/01/14[3]	$ 1,861,000

Total Time Deposits		1,861,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $76,565,249)		76,565,249

Total Investments — 103.2% (Cost $2,065,317,882)[4]		2,629,891,659	[5]
Liabilities in Excess of Other Assets — (3.2%)		(82,378,193)

Total Net Assets — 100.0%		$2,547,513,466

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$2,503,943,180	$2,503,943,180	—	—
Short-Term Investments	49,383,230	49,383,230	—	—
Short-Term Investments Held as Collateral for Loaned Securities	76,565,249	—	$76,565,249	—

Total	$2,629,891,659	$2,553,326,410	$76,565,249	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]	The cost for Federal income tax purposes was $2,085,791,086. At March 31, 2014, net unrealized appreciation was $544,100,573. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $581,910,477, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $37,809,904.
[5]	At March 31, 2014, the market value of securities on loan for the CRM Mid Cap Value Fund was $74,766,532. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Shares		Value
Common Stock — 95.7%
Consumer Discretionary — 16.7%
Automobiles & Components — 1.6%
9,900	Harley-Davidson, Inc.	$659,439

Consumer Durables & Apparel — 4.9%
7,000	Mohawk Industries, Inc.[1]	951,860
8,100	PVH Corp.	1,010,637

		1,962,497

Media — 6.4%
28,700	CBS Corp. — Class B	1,773,660
9,200	Viacom, Inc. — Class B	781,908

		2,555,568

Retailing — 3.8%
14,500	Gap, Inc. (The)	580,870
16,200	Macy’s, Inc.	960,498

		1,541,368

Total Consumer Discretionary		6,718,872

Consumer Staples — 6.3%
Food, Beverage & Tobacco — 4.2%
16,100	Kraft Foods Group, Inc.	903,210
22,150	Mondelez International, Inc. — Class A	765,283

		1,668,493

Personal Products — 2.1%
12,700	Estee Lauder Cos., Inc. (The) — Class A	849,376

Total Consumer Staples		2,517,869

Energy — 9.9%
32,770	Cameco Corp.[1]	750,433
6,900	Cameron International Corp.[1]	426,213
3,900	EOG Resources, Inc.	765,063
9,550	Hess Corp.	791,504
8,430	Occidental Petroleum Corp.	803,295
24,100	Weatherford International Ltd.[1]	418,376

Total Energy		3,954,884

Financials — 19.4%
Banks — 8.6%
21,900	JPMorgan Chase & Co.	1,329,549
84,000	Regions Financial Corp.	933,240
30,000	SunTrust Banks, Inc.	1,193,700

		3,456,489

Diversified Financials — 4.8%
18,925	State Street Corp.	1,316,234
7,200	T Rowe Price Group Inc.	592,920

		1,909,154

Insurance — 6.0%
25,550	Hartford Financial Services Group, Inc.	901,148

Shares		Value
Financials — (continued)
Insurance — (continued)
12,100	Marsh & McLennan, Inc.	$596,530
17,270	MetLife, Inc.	911,856

		2,409,534

Total Financials		7,775,177

Health Care — 16.8%
Health Care Equipment & Services — 4.0%
11,500	Covidien PLC[2]	847,090
11,850	St. Jude Medical, Inc.	774,872

		1,621,962

Pharmaceuticals & Biotechnology — 12.8%
11,250	Agilent Technologies, Inc.	629,100
6,500	Gilead Sciences, Inc.[1]	460,590
14,890	Hospira, Inc.[1]	643,992
12,700	Johnson & Johnson	1,247,521
38,500	Pfizer, Inc.	1,236,620
31,800	Zoetis, Inc.	920,292

		5,138,115

Total Health Care		6,760,077

Industrials — 12.6%
Capital Goods — 9.9%
8,100	Dover Corp.	662,175
11,500	Eaton Corp. PLC[2]	863,880
36,600	General Electric Co.	947,574
8,600	Honeywell International, Inc.	797,736
8,610	Pentair Ltd.	683,117

		3,954,482

Commercial Services & Supplies — 2.7%
25,650	Tyco International Ltd.	1,087,560

Total Industrials		5,042,042

Information Technology — 8.8%
Semiconductors & Semiconductor Components — 1.0%
6,150	Avago Technologies Ltd.	396,122

Software & Services — 4.7%
9,900	Automatic Data Processing, Inc.	764,874
22,860	Teradata Corp.[1]	1,124,483

		1,889,357

Technology Hardware & Equipment — 3.1%
1,120	Apple, Inc.	601,149
23,450	EMC Corp.	642,764

		1,243,913

Total Information Technology		3,529,392

Materials — 3.6%
12,200	Air Products & Chemicals, Inc.	1,452,288

Total Materials		1,452,288

Utilities — 1.6%
13,800	Northeast Utilities	627,900

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2014 (Unaudited)

Shares		Value
Utilities — (continued)
Total Utilities		$627,900

Total Common Stock (Cost $30,511,229)		38,378,501

Short-Term Investments — 4.0%
779,415	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.05%[3]	779,415
827,688	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[3]	827,688

Total Short-Term Investments (Cost $1,607,103)		1,607,103

Total Investments — 99.7% (Cost $32,118,332)[4]		39,985,604
Other Assets in Excess of Liabilities — 0.3%		114,743

Total Net Assets — 100.0%		$40,100,347

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$38,378,501	$38,378,501	—	—
Short-Term Investments	1,607,103	1,607,103	—	—

Total	$39,985,604	$39,985,604	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.
[4]	The cost for Federal income tax purposes was $32,470,072. At March 31, 2014, net unrealized appreciation was $7,515,532. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,994,214, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $478,682.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Shares		Value
Common Stock — 96.2%
Consumer Discretionary — 14.6%
Automobiles & Components — 1.8%
19,100	Harley-Davidson, Inc.	$1,272,251

Consumer Durables & Apparel — 2.2%
12,600	PVH Corp.	1,572,102

Media — 6.7%
56,900	CBS Corp. — Class B	3,516,420
73,100	Interpublic Group of Cos., Inc. (The)	1,252,934

		4,769,354

Retailing — 3.9%
25,650	Gap, Inc. (The)	1,027,539
28,800	Macy’s, Inc.	1,707,552

		2,735,091

Total Consumer Discretionary		10,348,798

Consumer Staples — 3.5%
Food, Beverage & Tobacco — 1.5%
30,900	Mondelez International, Inc. — Class A	1,067,595

Personal Products — 2.0%
21,700	Estee Lauder Cos., Inc. (The) — Class A	1,451,296

Total Consumer Staples		2,518,891

Energy — 9.4%
66,500	Cameco Corp.[1]	1,522,850
6,850	EOG Resources, Inc.	1,343,764
17,050	Hess Corp.	1,413,104
15,450	Occidental Petroleum Corp.	1,472,231
32,700	QEP Resources, Inc.	962,688

Total Energy		6,714,637

Financials — 15.9%
Banks — 7.6%
103,700	First Horizon National Corp.	1,279,658
35,800	JPMorgan Chase & Co.	2,173,418
48,900	SunTrust Banks, Inc.	1,945,731

		5,398,807

Diversified Financials — 4.1%
26,900	State Street Corp.	1,870,895
12,800	T Rowe Price Group Inc.	1,054,080

		2,924,975

Insurance — 4.2%
44,900	Hartford Financial Services Group, Inc.	1,583,623
26,600	MetLife, Inc.	1,404,480

		2,988,103

Total Financials		11,311,885

Shares		Value
Health Care — 13.1%
Health Care Equipment & Services — 3.4%
30,500	CONMED Corp.	$1,325,225
22,800	STERIS Corp.	1,088,700

		2,413,925

Pharmaceuticals & Biotechnology — 9.7%
28,970	Hospira, Inc.[1]	1,252,952
19,300	Johnson & Johnson	1,895,839
65,000	Pfizer, Inc.	2,087,800
56,888	Zoetis, Inc.	1,646,339

		6,882,930

Total Health Care		9,296,855

Industrials — 19.4%
Capital Goods — 14.3%
11,700	Dover Corp.	956,475
21,700	Eaton Corp. PLC[2]	1,630,104
90,500	Exelis, Inc.	1,720,405
74,900	General Electric Co.	1,939,161
12,900	MSC Industrial Direct Co., Inc. — Class A	1,116,108
15,150	Pall Corp.	1,355,470
18,040	Pentair Ltd.	1,431,294

		10,149,017

Commercial Services & Supplies — 5.1%
7,125	Dun & Bradstreet Corp. (The)	707,869
47,200	Interface, Inc.	969,960
45,800	Tyco International Ltd.	1,941,920

		3,619,749

Total Industrials		13,768,766

Information Technology — 11.4%
Software & Services — 7.8%
32,350	Broadridge Financial Solutions, Inc.	1,201,479
18,550	IAC/InterActiveCorp	1,324,284
30,700	PTC, Inc.[1]	1,087,701
39,030	Teradata Corp.[1]	1,919,886

		5,533,350

Technology Hardware & Equipment — 3.6%
2,600	Apple, Inc.	1,395,524
41,500	EMC Corp.	1,137,515

		2,533,039

Total Information Technology		8,066,389

See accompanying notes.	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2014 (Unaudited)

Shares		Value
Materials — 7.4%
20,600	Air Products & Chemicals, Inc.	$2,452,224
22,200	FMC Corp.	1,699,632
45,000	Huntsman Corp.	1,098,900

Total Materials		5,250,756

Utilities — 1.5%
23,900	American Water Works Co., Inc.	1,085,060

Total Utilities		1,085,060

Total Common Stock (Cost $55,643,272)		68,362,037

Short-Term Investments — 2.5%
808,031	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.05%[3]	808,031
981,318	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[3]	981,318

Total Short-Term Investments (Cost $1,789,349)		1,789,349

Total Investments — 98.7% (Cost $57,432,621)[4]		70,151,386
Other Assets in Excess of Liabilities — 1.3%		893,369

Total Net Assets — 100.0%		$71,044,755

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$68,362,037	$68,362,037	—	—
Short-Term Investments	1,789,349	1,789,349	—	—

Total	$70,151,386	$70,151,386	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.
[4]	The cost for Federal income tax purposes was $57,687,485. At March 31, 2014, net unrealized appreciation was $12,463,901. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $12,976,085, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $512,184.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Shares		Value
Common Stock — 84.3%
Canada — 2.2%
5,100	Cameco Corp.[1]	$116,790

Total Canada		116,790

France — 4.9%
600	Cie Generale des Etablissements Michelin	75,038
525	LVMH Moet Hennessy Louis Vuitton SA	95,436
900	Sanofi	93,835

Total France		264,309

Germany — 3.5%
900	Adidas AG	97,381
450	Linde AG	90,016

Total Germany		187,397

Ireland — 2.5%
1,825	Eaton Corp. PLC[2]	137,094

Total Ireland		137,094

Japan — 3.7%
19,000	Isuzu Motors Ltd.	109,161
5,850	NTT DOCOMO, Inc.	92,271

Total Japan		201,432

Mexico — 1.3%
39,300	Compartamos SAB de CV	71,884

Total Mexico		71,884

Netherlands — 1.5%
1,200	Koninklijke DSM N.V.	82,353

Total Netherlands		82,353

Philippines — 3.8%
66,300	Metropolitan Bank & Trust Co.	114,282
283,100	SM Prime Holdings, Inc.	92,168

Total Philippines		206,450

Singapore — 0.6%
500	Avago Technologies Ltd.	32,205

Total Singapore		32,205

South Korea — 3.0%
700	Hyundai Motor Co.	165,062

Total South Korea		165,062

Spain — 1.5%
6,900	Banco Bilbao Vizcaya Argentaria SA	82,872

Total Spain		82,872

Switzerland — 6.2%
1,075	Nestle SA	80,925
1,010	Pentair Ltd.	80,133
2,800	Tyco International Ltd.	118,720

Shares		Value
Switzerland — (continued)
3,200	Weatherford International Ltd.[1]	$55,552

Total Switzerland		335,330

Taiwan — 1.6%
4,400	Taiwan Semiconductor Manufacturing Co. Ltd., ADR[3]	88,088

Total Taiwan		88,088

Turkey — 1.6%
74,900	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	88,212

Total Turkey		88,212

United Kingdom — 3.2%
24,850	Barclays PLC[2]	96,694
1,850	Croda International PLC[2]	78,524

Total United Kingdom		175,218

United States — 43.2%
1,250	Air Products & Chemicals, Inc.	148,800
850	Analog Devices, Inc.	45,169
2,850	Burger King Worldwide, Inc.	75,668
2,600	CBS Corp. — Class B	160,680
3,200	Cooper Tire & Rubber Co.	77,760
1,425	Estee Lauder Cos., Inc. (The) — Class A	95,304
8,225	Exelis, Inc.	156,357
1,050	FMC Corp.	80,388
1,850	Gap, Inc. (The)	74,111
3,450	Hartford Financial Services Group, Inc.	121,682
1,250	Hess Corp.	103,600
3,300	Huntsman Corp.	80,586
1,950	Johnson & Johnson	191,549
2,150	JPMorgan Chase & Co.	130,526
1,900	Mondelez International, Inc. — Class A	65,645
1,125	Occidental Petroleum Corp.	107,201
3,250	Pfizer, Inc.	104,390
875	PVH Corp.	109,174
9,750	Regions Financial Corp.	108,322
2,100	Teradata Corp.[1]	103,299
1,500	Vail Resorts, Inc.	104,550
3,400	Zoetis, Inc.	98,396

Total United States		2,343,157

Total Common Stock (Cost $3,994,194)		4,577,853

Right — 0.0%
6,900	Banco Bilbao Vizcaya Argentaria SA expires 4/14/2014[1]
(Cost $1,623)		1,616

See accompanying notes.	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Shares		Value
Short-Term Investments — 16.8%
361,384	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.05%[4]	$361,384
550,304	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[4]	550,304

Total Short-Term Investments (Cost $911,688)		911,688

Total Investments — 101.1% (Cost $4,907,505)[5]		5,491,157
Liabilities in Excess of Other Assets — (1.1%)		(59,565)

Total Net Assets — 100.0%		$5,431,592

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

			Level 2	Level 3
	Investments in	Level 1	Significant	Significant
	Securities	Quoted	Observable	Unobservable
	(Value)	Prices	Inputs	Inputs
Investments in Securities Common Stock
Canada	$116,790	$116,790	—	—
France	264,309	264,309	—	—
Germany	187,397	187,397	—	—
Ireland	137,094	137,094	—	—
Japan	201,432	201,432	—	—
Mexico	71,884	71,884	—	—
Netherlands	82,353	82,353	—	—
Philippines	206,450	206,450	—	—
Singapore	32,205	32,205	—	—
South Korea	165,062	165,062	—	—
Spain	82,872	82,872	—	—
Switzerland	335,330	335,330	—	—
Taiwan	88,088	88,088		—
Turkey	88,212	88,212	—	—
United Kingdom	175,218	175,218	—	—
United States	2,343,157	2,343,157	—	—
Rights	1,616	1,616	—	—
Short-Term Investments	911,688	911,688	—	—

Total	$5,491,157	$5,491,157	—	—

See accompanying notes.	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2014 (Unaudited)

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at March 31, 2014 and therefore the Fund did not utilize the external pricing service model adjustments. As a result, securities held at the beginning of the period that were still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $797,393.

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	ADR — American Depository Receipt.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $4,938,103. At March 31, 2014, net unrealized appreciation was $553,054. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $645,322, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $92,268.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Shares		Value
Common Stock — 83.4%
Austria — 1.4%
21,500	Erste Group Bank AG	$734,567

Total Austria		734,567

Belgium — 3.3%
12,250	KBC Groep N.V.	753,527
6,200	Solvay SA	973,301

Total Belgium		1,726,828

Canada — 3.7%
45,950	Cameco Corp.[1]	1,052,255
30,950	Cenovus Energy, Inc.	895,044

Total Canada		1,947,299

Chile — 2.1%
123,100	Saci Falabella	1,088,062

Total Chile		1,088,062

Finland — 1.2%
21,950	Elisa OYJ	631,705

Total Finland		631,705

France — 8.0%
7,300	BioMerieux	800,730
7,700	Cie Generale des Etablissements Michelin	962,991
12,300	JCDecaux SA	538,772
4,350	LVMH Moet Hennessy Louis Vuitton SA	790,751
11,350	Sanofi	1,183,363

Total France		4,276,607

Germany — 11.6%
10,600	Adidas AG	1,146,933
48,500	Deutsche Telekom AG	783,756
17,500	Fresenius Medical Care AG & Co KGAA	1,221,121
10,750	KUKA AG	526,044
4,550	Linde AG	910,163
24,000	Talanx AG	863,295
2,700	Volkswagen AG	699,671

Total Germany		6,150,983

Ireland — 2.4%
7,500	Kerry Group PLC — Class A2	569,937
35,425	WPP PLC[2]	730,552

Total Ireland		1,300,489

Japan — 11.7%
6,700	Disco Corp.	416,742
190,300	Isuzu Motors Ltd.	1,093,329
22,000	JGC Corp.	765,199
68,200	NTT DOCOMO, Inc.	1,075,712
15,100	Shin-Etsu Chemical Co. Ltd.	862,857

Shares		Value
Japan — (continued)
35,500	Tokio Marine Holdings, Inc.	$1,065,533
18,100	Unicharm Corp.	966,771

Total Japan		6,246,143

Mexico — 1.9%
562,993	Compartamos SAB de CV	1,029,779

Total Mexico		1,029,779

Netherlands — 2.3%
17,400	Koninklijke DSM N.V.	1,194,127

Total Netherlands		1,194,127

Philippines — 3.7%
641,910	Metropolitan Bank & Trust Co.	1,106,470
2,672,800	SM Prime Holdings, Inc.	870,172

Total Philippines		1,976,642

Singapore — 1.0%
41,000	DBS Group Holdings Ltd.	527,045

Total Singapore		527,045

South Korea — 2.7%
6,050	Hyundai Motor Co.	1,426,605

Total South Korea		1,426,605

Spain — 2.4%
75,731	Banco Bilbao Vizcaya Argentaria SA	909,561
53,200	CaixaBank SA	342,270

Total Spain		1,251,831

Sweden — 1.6%
54,700	Volvo AB	868,804

Total Sweden		868,804

Switzerland — 5.2%
8,100	Cie Financiere Richemont SA	773,305
10,550	Nestle SA	794,189
3,950	Roche Holding AG	1,184,039

Total Switzerland		2,751,533

Taiwan — 2.1%
56,900	Taiwan Semiconductor Manufacturing Co. Ltd., ADR[3]	1,139,138

Total Taiwan		1,139,138

Thailand — 1.0%
97,800	Kasikornbank PCL	536,634

Total Thailand		536,634

Turkey — 1.9%
870,550	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,025,277

Total Turkey		1,025,277

United Kingdom — 12.2%
42,400	Aberdeen Asset Management PLC[2]	275,890

See accompanying notes.	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Shares		Value
United Kingdom — (continued)
340,075	Barclays PLC[2]	$1,323,267
15,900	Croda International PLC[2]	674,881
176,100	Direct Line Insurance Group PLC	697,260
12,000	Oxford Instruments PLC[2]	253,472
66,685	Rolls-Royce Holdings PLC[2]	1,194,000
21,050	SABMiller PLC[2]	1,051,044
147,300	Sage Group PLC (The)[2]	1,026,726

Total United Kingdom		6,496,540

Total Common Stock (Cost $41,534,530)		44,326,638

Right — 0.0%
75,731	Banco Bilbao Vizcaya Argentaria SA expires 4/14/2014[1]
(Cost $17,813)		17,736

Short-Term Investments — 16.5%
4,398,314	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.05%[4]	4,398,314
4,373,017	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[4]	4,373,017

Total Short-Term Investments (Cost $8,771,331)		8,771,331

Total Investments — 99.9% (Cost $50,323,674)[5]		53,115,705
Other Assets in Excess of Liabilities — 0.1%		69,088

Total Net Assets — 100.0%		$53,184,793

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

			Level 2	Level 3
	Investments in	Level 1	Significant	Significant
	Securities	Quoted	Observable	Unobservable
	(Value)	Prices	Inputs	Inputs
Investments in Securities Common Stock
Austria	$734,567	$734,567	—	—
Belgium	1,726,828	1,726,828	—	—
Canada	1,947,299	1,947,299	—	—
Chile	1,088,062	1,088,062
Finland	631,705	631,705	—	—
France	4,276,607	4,276,607	—	—
Germany	6,150,983	6,150,983	—	—
Ireland	1,300,489	1,300,489	—	—
Japan	6,246,143	6,246,143	—	—
Mexico	1,029,779	1,029,779	—	—
Netherlands	1,194,127	1,194,127	—	—
Philippines	1,976,642	1,976,642	—	—
Singapore	527,045	527,045	—	—
South Korea	1,426,605	1,426,605	—	—
Spain	1,251,831	1,251,831	—	—
Sweden	868,804	868,804	—	—
Switzerland	2,751,533	2,751,533	—	—
Taiwan	1,139,138	1,139,138	—	—
Thailand	536,634	536,634	—	—
Turkey	1,025,277	1,025,277	—	—
United Kingdom	6,496,540	6,496,540	—	—
Rights	17,736	17,736	—	—
Short-Term Investments	8,771,331	8,771,331	—	—

Total	$53,115,705	$53,115,705	—	—

See accompanying notes.	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2014 (Unaudited)

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at March 31, 2014 and therefore the Fund did not utilize the external pricing service model adjustments. As a result, securities held at the beginning of the period that were still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $19,731,685.

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	ADR — American Depository Receipt.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $50,344,666. At March 31, 2014, net unrealized appreciation was $2,771,039. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,141,682, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,370,643.

See accompanying notes.	CRM Funds

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principle Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	5/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	5/27/2014

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	5/28/2014

* Print the name and title of each signing officer under his or her signature.